UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on March 31, 2002 pursuant to a request for confidential treatment and for which that confidential treatment expired on 6/30/02, 9/30/02 & 12/31/02.

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ X ]; Amendment Number:     5
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:





      /S/ Henry H. Hopkins        Baltimore, Maryland      March 17, 2004
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    242846

List of Other Included Managers: NONE

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                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
BIOCRYST PHARMACEUTICALS       COMM STK         09058V103     872   219300   SH      SOLE          61000         0   158300
BIOVAIL CORP                   COMM STK         09067J109   38176   678684   SH      SOLE         471600         0   207084
BOSTON SCIENTIFIC CORP         COMM STK         101137107   14571   604100   SH      SOLE         202100         0   402000
CAREMARK RX INC                COMM STK         141705103     232    14200   SH      SOLE              0         0    14200
CELESTICA                      COMM STK         15101Q108    4507   165100   SH      SOLE              0         0   165100
COBIZ INC                      COMM STK         190897108      61     4500   SH      SOLE              0         0     4500
D R HORTON                     COMM STK         23331A109     457    14078   SH      SOLE          10178         0     3900
DISNEY (WALT) COMPANY          COMM STK         254687106   27602  1482410   SH      SOLE        1105710         0   376700
DIVERSA CORP                   COMM STK         255064107    2067   146000   SH      SOLE          41400         0   104600
EMISPERE TECHNOLOGIES          COMM STK         291345106    2356    73900   SH      SOLE          21200         0    52700
ESPERION THERAPEUTICS INC      COMM STK         29664R106    1169   157498   SH      SOLE          13898         0   143600
ESTEE LAUDER COMPANIES         COMM STK         518439104    3043    91800   SH      SOLE          12500         0    79300
FISERV INC                     COMM STK         337738108   18684   441400   SH      SOLE         202400         0   239000
GANNETT CO. INC                COMM STK         364730101    7328   109000   SH      SOLE          19000         0    90000
GULF INDONESIA RESOURCES       COMM STK         402284103    4412   434300   SH      SOLE         239300         0   195000
HEWLETT PACKARD COMPANY        COMM STK         428236103    7703   375000   SH      SOLE              0         0   375000
ICN PHARMACEUTICALS INC        COMM STK         448924100    9896   295400   SH      SOLE          85300         0   210100
ICOS CORP                      COMM STK         449295104    2089    36350   SH      SOLE           9800         0    26550
INTERSIL HOLDINGS CORP         COMM STK         46069S109   12035   371800   SH      SOLE         342600         0    29200
ISIS PHARMACEUTICALS           COMM STK         464330109    1659    74750   SH      SOLE          22300         0    52450
LEXMARK INTERNATIONAL GR       COMM STK         529771107   22194   496400   SH      SOLE         156200         0   340200
NASSDA CORPORATION             COMM STK         63172M101     360    16000   SH      SOLE           8000         0     8000
NEORX CORP COM PAR             COMM STK         640520300    2352   400400   SH      SOLE         115500         0   284900
PAXSON COMMUNICATIONS          COMM STK         704231109    5428   519400   SH      SOLE         200800         0   318600
PAYCHEX INC                    COMM STK         704326107   38124  1209700   SH      SOLE         323400         0   886300
QUALCOMM FINL TR I             COMM STK         747525103    7571   150000   SH      SOLE              0         0   150000
REMEDYTEMP                     COMM STK         759549108     534    37800   SH      SOLE           2800         0    35000
SERONO SA ADR                  ADR              81752M101    1622    73100   SH      SOLE          20700         0    52400
SIMPLEX SOLUTIONS              COMM STK         828854109    2390   144600   SH      SOLE          65600         0    79000
STRATEGIC DIAGNOSTICS          COMM STK         862700101     439    61500   SH      SOLE              0         0    61500
21ST CENTURY INSURANCE GROUP   COMM STK         90130N103    1220    65600   SH      SOLE          15600         0    50000
VISIBLE GENETICS INC           COMM STK         92829S104    1682   148200   SH      SOLE          42700         0   105500
ZIMMER HOLDINGS WHEN ISSUED    COMM STK         98956P102      11      380   SH      SOLE              0         0      380
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